Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue, net	$ 11,301	$ 9,759	$ 9,621
Cost of revenue (excluded depreciation and amortization expenses)	(6,269)	(6,221)	(4,966)
Selling and distribution	(245)	(242)	(231)
General and administrative	(4,082)	(2,874)	(2,872)
Total expenses	(10,596)	(9,337)	(8,069)
Profit from operations	705	422	1,552
Other (expense) income:
Interest income	1	6	70
Interest expense	(334)	(221)	(154)
Gain from disposal of property and equipment	121	88	15
Government grant	10	27	176
Gain in foreign exchange, net	66
Investment written off			(191)
Other income	36	4	397
Total other (expense) income, net	(100)	(96)	313
Income before income taxes	605	326	1,865
Income tax expense	(161)	(128)	(417)
NET INCOME	444	198	1,448
Other comprehensive loss:
Foreign currency translation adjustment	(287)	43	(66)
COMPREHENSIVE INCOME	$ 157	$ 241	$ 1,382
Net income per share
Basic	$ 0.03	$ 0.01	$ 0.10
Diluted	$ 0.03	$ 0.01	$ 0.10
Weighted average number of ordinary shares outstanding
Basic	15,625	13,875	13,875
Basic	15,625	13,875	13,875